Related Party Transactions (Affiliated Asset Transfers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	[1]	Dec. 31, 2020
Related Party Transaction [Line Items]
Realized investment gains (losses), net	$ 336,382	[1]	$ (386,894)		$ (62,976)
Affiliated Entity | PALAC June 2021 Purchase Equities
Related Party Transaction [Line Items]
Fair Value	40,284
Book Value	40,284
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance September 2021 Purchase Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	64,374
Book Value	59,642
APIC, Net of Tax Increase/ (Decrease)	(3,739)
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance September 2021 Sale Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	37,887
Book Value	35,264
APIC, Net of Tax Increase/ (Decrease)	2,073
Realized investment gains (losses), net	0
Affiliated Entity | Hirakata LLC September 2021 Purchase Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	13,944
Book Value	13,944
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Retirement Insurance & Annuity Co September 2021 Purchase Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	120,256
Book Value	120,256
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Retirement Insurance & Annuity Co September 2021 Sale Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	173,590
Book Value	166,427
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	7,163
Affiliated Entity | Prudential Insurance September 2021 Purchase Commercial Mortgage and Other Loans
Related Party Transaction [Line Items]
Fair Value	45,358
Book Value	42,127
APIC, Net of Tax Increase/ (Decrease)	(2,553)
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance September 2021 Sale Commercial Mortgage and Other Loans
Related Party Transaction [Line Items]
Fair Value	22,796
Book Value	21,780
APIC, Net of Tax Increase/ (Decrease)	802
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Retirement Insurance & Annuity Co September 2021 Purchase Commercial Mortgage and Other Loans
Related Party Transaction [Line Items]
Fair Value	29,483
Book Value	29,483
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Retirement Insurance & Annuity Co September 2021 Sale Commercial Mortgage and Other Loans
Related Party Transaction [Line Items]
Fair Value	51,005
Book Value	47,020
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	3,985
Affiliated Entity | Prudential Insurance September 2021 Purchase Derivatives
Related Party Transaction [Line Items]
Fair Value	600
Book Value	494
APIC, Net of Tax Increase/ (Decrease)	(84)
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance September 2021 Sale Derivatives
Related Party Transaction [Line Items]
Fair Value	335
Book Value	175
APIC, Net of Tax Increase/ (Decrease)	127
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Retirement Insurance & Annuity Co September 2021 Purchase Derivatives
Related Party Transaction [Line Items]
Fair Value	(1,243)
Book Value	(1,243)
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Retirement Insurance & Annuity Co September 2021 Purchase Derivatives
Related Party Transaction [Line Items]
Fair Value	2,846
Book Value	770
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	2,076
Affiliated Entity | Prudential Arizona Reinsurance Universal Co November 2021 Purchase
Related Party Transaction [Line Items]
Fair Value	41,021
Book Value	41,021
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PALAC November 2021 Purchase Derivatives
Related Party Transaction [Line Items]
Fair Value	1,112
Book Value	1,112
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PALAC December 2021 Transfer In Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	2,037,320
Book Value	2,037,320
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Universal Reinsurance Co December 2021 Purchase Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	48,041
Book Value	48,041
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PALAC December 2021 Purchase Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	57,087
Book Value	57,087
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PALAC December 2021 Transfer In Commercial Mortgage and Other Loans
Related Party Transaction [Line Items]
Fair Value	517,309
Book Value	517,309
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance December 2021 Contributed Capital Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	166,676
Book Value	166,676
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Retirement Insurance & Annuity Co December 2021 Sale Derivatives
Related Party Transaction [Line Items]
Fair Value	31,567
Book Value	0
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	31,567
Affiliated Entity | Prudential Retirement Insurance & Annuity Co December 2021 Purchase Derivatives
Related Party Transaction [Line Items]
Fair Value	73,572
Book Value	73,572
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PALAC December 2021 Purchase Derivatives
Related Party Transaction [Line Items]
Fair Value	8,455
Book Value	8,455
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PALAC - January 2022 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	4,432
Book Value	4,432
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PALAC - January 2022 - Purchase - Derivatives
Related Party Transaction [Line Items]
Fair Value	404
Book Value	404
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PALAC - February 2022 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	128,909
Book Value	128,909
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Arizona Reinsurance Universal Co - April 2022 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	48,970
Book Value	48,970
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - May 2022 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	233,426
Book Value	241,128
APIC, Net of Tax Increase/ (Decrease)	6,085
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - June 2022 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	88,754
Book Value	81,216
APIC, Net of Tax Increase/ (Decrease)	(5,955)
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - June 2022 - Transfer In - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	52,089
Book Value	45,031
APIC, Net of Tax Increase/ (Decrease)	(5,577)
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - June 2022 - Transfer Out - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	48,786
Book Value	58,984
APIC, Net of Tax Increase/ (Decrease)	(8,057)
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Arizona Reinsurance Universal Co - June 2022 - Purchase - Commercial Mortgage and Other Loans
Related Party Transaction [Line Items]
Fair Value	6,492
Book Value	6,492
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Arizona Reinsurance Universal Co - June 2022 - Sale - Commercial Mortgage and Other Loans
Related Party Transaction [Line Items]
Fair Value	14,853
Book Value	15,725
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(872)
Affiliated Entity | Gibraltar Universal Life Reinsurance Co - June 2022 - Purchase - Commercial and Other Loans
Related Party Transaction [Line Items]
Fair Value	13,551
Book Value	13,551
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Gibraltar Universal Life Reinsurance Co - June 2022 - Sale - Commercial Mortgage and Other Loans
Related Party Transaction [Line Items]
Fair Value	8,692
Book Value	9,033
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(341)
Affiliated Entity | Prudential Universal Reinsurance Co - June 2022 - Purchase - Commercial Mortgage and Other Loans
Related Party Transaction [Line Items]
Fair Value	4,403
Book Value	4,403
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - July 2022 - Transfer in - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	6,319
Book Value	7,230
APIC, Net of Tax Increase/ (Decrease)	719
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Arizona Reinsurance Captive Co - July 2022 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	16,284
Book Value	16,284
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - August 2022 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	155,823
Book Value	139,712
APIC, Net of Tax Increase/ (Decrease)	(12,728)
Realized investment gains (losses), net	0
Affiliated Entity | Vantage Casualty Insurance Co - September 2022 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	3,497
Book Value	3,497
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | WH Warehouse Ltd - October 2022 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	26,536
Book Value	26,388
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	148
Affiliated Entity | Prudential Arizona Reinsurance Universal Co - November 2022 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	91,051
Book Value	91,051
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - December 2022 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	67,477
Book Value	71,369
APIC, Net of Tax Increase/ (Decrease)	3,075
Realized investment gains (losses), net	$ 0

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.